BATTERY MATERIAL PLANT PROJECT EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
BATTERY MATERIAL PLANT PROJECT EXPENSES
Schedule of Battery Material Plant project expenses

		For the years ended
	December 31, 2024	December 31, 2023
	$	$
Wages and benefits	5,696	4,608
Share-based compensation	411	326
Engineering	17,998	7,638
Consulting fees	824	964
Materials, consumables, and supplies	2,066	2,101
Maintenance and subcontracting	2,228	2,410
Utilities	455	515
Depreciation and amortization	8,634	7,635
Other	344	202
Grants	(476)	(995)
Tax credits	(1,069)	(2,460)
Battery Material Plant project expenses	37,111	22,944